Label	Element	Value
First Investors Government Cash Management Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Government Cash Management Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $50,000 in certain classes of shares of certain First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 199 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-60 of the Fund’s Statement of Additional Information.  You may be required to pay a commission to your financial intermediary for Institutional Class shares purchased through them. Such commissions are not reflected in the tables or the Example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2020
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1% may be assessed on certain redemptions, as described further in the “What are the sales charges?” section of the prospectus.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $50,000 in certain classes of shares of certain First Investors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that it incorporates the fee limitation/expense reimbursement arrangement through January 31, 2020).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on Class B shares if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund intends to operate as a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. The Fund will invest at least 99.5% of its total assets in (i) U.S. government securities; (ii) cash; and/or (iii) repurchase agreements that are collateralized fully by cash and/or U.S. government securities. In addition, under normal circumstances, the Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in U.S. government securities and repurchase agreements collateralized fully by cash or U.S. government securities.  U.S. government securities include: U.S. Treasury bills and notes; obligations issued by the U.S. government, its agencies or instrumentalities, including securities issued by entities chartered by Congress that are not issued or guaranteed by the U.S. Treasury, including the Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Federal Home Loan Banks and Federal Farm Credit Banks; and obligations issued by issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities, including the Government National Mortgage Association.  The Fund may invest in fixed, variable and floating rate instruments.  The Fund generally invests in securities with remaining maturities of 397 days or less.

The Fund’s portfolio is managed to meet regulatory requirements that permit the Fund to maintain a stable net asset value (“NAV”) of $1.00 per share.  These include requirements relating to the credit quality, maturity, liquidity and diversification of the Fund’s investments.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund.  Although the Fund seeks to preserve a $1.00 per share net asset value, it cannot guarantee it will do so.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide support to the Fund at any time.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:

Credit Risk.  The U.S. government securities the Fund invests in may or may not be backed by the full faith and credit of the U.S. government.  Securities issued by U.S. government sponsored enterprises are supported only by the credit of the issuing entity.  The value of an investment will decline if there is a default by or a deterioration in the credit quality of the issuer or a provider of a credit enhancement or demand feature.  This could cause the Fund’s NAV to decline below $1.00 per share.

Interest Rate Risk.  Like the values of other debt instruments, the market values of U.S. government securities are affected by changes in interest rates.  When interest rates rise, the market values of U.S. government securities generally decline.  This could cause the Fund’s NAV to decline below $1.00 per share.  Interest rates across the U.S. economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.

Liquidity Risk.  Certain investments may be difficult or impossible to sell at a favorable time or price.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Fund’s ability to maintain a $1.00 share price.

Market Risk.  The prices of the debt securities held by the Fund may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments and interest rate fluctuations.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions or cause the Fund’s NAV to decline below $1.00 per share.  Supply issues within the U.S. Treasury securities market could arise as demand increases for U.S. government securities.

Repurchase Agreement Risk.  If the seller in a repurchase agreement transaction defaults on its obligation to repurchase a security, the Fund may suffer delays, incur costs and lose money in exercising its rights.

Yield Risk.  The yields received by the Fund on its investments will generally decline as interest rates decline.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund May Not Preserve Dollar [Text]	rr_RiskMoneyMarketFundMayNotPreserveDollar	Although the Fund seeks to preserve a $1.00 per share net asset value, it cannot guarantee it will do so.
Risk Money Market Fund Sponsor May Not Provide Support [Text]	rr_RiskMoneyMarketFundSponsorMayNotProvideSupport	The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide support to the Fund at any time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows the Fund’s average annual returns for 1, 5, and 10 years.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.  Prior to October 3, 2016, the Fund invested in certain securities that are no longer permissible for “government money market funds” under Rule 2a-7.  The performance below may have been different if the current limit on the Fund’s investments had been in effect.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.foresters.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown, the highest quarterly return was 0.41% (for the quarter ended December 31, 2018) and the lowest quarterly return was 0.00% (for each quarter beginning with the quarter ended December 31, 2009 through the quarter ended June 30, 2017).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2018
First Investors Government Cash Management Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	301
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	537
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,217
Annual Return 2009	rr_AnnualReturn2009	0.22%
Annual Return 2010	rr_AnnualReturn2010	none
Annual Return 2011	rr_AnnualReturn2011	none
Annual Return 2012	rr_AnnualReturn2012	none
Annual Return 2013	rr_AnnualReturn2013	none
Annual Return 2014	rr_AnnualReturn2014	none
Annual Return 2015	rr_AnnualReturn2015	none
Annual Return 2016	rr_AnnualReturn2016	none
Annual Return 2017	rr_AnnualReturn2017	0.20%
Annual Return 2018	rr_AnnualReturn2018	1.24%
1 Year	rr_AverageAnnualReturnYear01	1.24%
5 Years	rr_AverageAnnualReturnYear05	0.29%
10 Years	rr_AverageAnnualReturnYear10	0.17%
Fee Limitation, Expense Reimbursement and/or Recoupment	fiif_FeeLimitation	(0.21%)	[2]
First Investors Government Cash Management Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 558
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	867
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,202
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,976
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	158
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	567
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,002
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,976
1 Year	rr_AverageAnnualReturnYear01	(3.60%)
5 Years	rr_AverageAnnualReturnYear05	(0.32%)
10 Years	rr_AverageAnnualReturnYear10	0.14%
Fee Limitation, Expense Reimbursement and/or Recoupment	fiif_FeeLimitation	(0.37%)	[2]
First Investors Government Cash Management Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 847
1 Year	rr_AverageAnnualReturnYear01	1.26%
5 Years	rr_AverageAnnualReturnYear05	0.29%
Life of Class (If less than 10 yrs)	rr_AverageAnnualReturnSinceInception	0.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Fee Limitation, Expense Reimbursement and/or Recoupment	fiif_FeeLimitation	none	[2]

[1]	A contingent deferred sales charge of 1% may be assessed on certain redemptions, as described further in the "What are the sales charges?" section of the prospectus.
[2]	The Adviser and transfer agent have contractually agreed to limit fees and/or reimburse expenses of the Fund until at least January 31, 2020, to the extent that Total Annual Fund Operating Expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 0.80% for Class A shares, 1.55% for Class B shares and 0.80% for Institutional Class shares. The Adviser and the transfer agent can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Adviser or the transfer agent, respectively, provided that such repayment does not cause the expenses of the Fund's Class A, Class B or Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the Expense Limitation Agreements. The fee limitation and/or expense reimbursement may be terminated or amended prior to January 31, 2020, only with the approval of the Fund's Board of Trustees.